OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims receivable	$ 3,022	$ 5,178
Agent receivables	2,229	3,474
Other receivables	17,699	16,816
Other receivables, total	22,950	25,468
Allowance for doubtful accounts	2,647	2,948	$ 5,795	$ 5,998
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0